IMPAIRMENT OF ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Disclosure of impairment of assets [text block]

8) IMPAIRMENT OF ASSETS

As of December 31, 2017, the impairment assessment on goodwill performed by the Atento Group’s management indicated that the carrying amount of goodwill is recoverable. Such assessment was based on the calculation of the recoverable amount of goodwill through the calculation of the expected future cash flow from the cashgenerating units to which goodwill is allocated.

Atento has no other assets with indefinite useful lives, and therefore carries out no impairment tests of this type.

The Atento Group carries out its goodwill impairment tests using the various cash-generating units’ five-year strategic plans and budgets, approved by Management.

Recoverable amount is based on value in use calculated using cash flow from projected results adjusted for amortization/depreciation, finance costs, and taxes, based on the last period, and using the expected growth rates obtained from studies published in the sector and assuming said growth to be constant from the fifth year. Estimated cash flow determined in this manner is discounted using the WACC applicable to that CGU. The discount rates used reflect the current assessment of specific market risks in each of the cash-generating units, considering the time value of money and individual country risks not included in the cash flow estimates. WACC takes both the cost of debt and capital into account. The latter is obtained based on the return expected by the shareholders of the Atento Group, while the former is obtained based on the Atento Group’s finance costs. In addition, the risks specific to each country were included in the WACC using corrective factors.

These tests are performed annually and whenever it is considered that the recoverable amount of goodwill may be impaired.

At December 31, 2016 and 2017, the tests conducted did not reveal any impairment in the value of goodwill, since the related recoverable amounts calculated using value in use were in all cases higher than the carrying amount of the related cash-generating units, even after sensitivities were applied to the variables used.

The pre-tax discount rates, which factor in country and business risks, and the projected growth rates were as follow:

	Discount rate
	Brazil	Mexico	Spain	Colombia	Peru	Chile

December 2016	13.99%	10.18%	8.43%	12.25%	11.02%	10.91%
December 2017	12.74%	12.09%	10.62%	12.48%	11.54%	11.35%

	Growth rate
	Brazil	Mexico	Spain	Colombia	Peru	Chile

December 2016	4.70%	3.50%	2.10%	3.70%	4.20%	3.00%
December 2017	3.85%	4.00%	1.60%	3.40%	2.50%	2.40%

The recoverable amounts per country were as follow:

Thousand U.S. dollars	Recoverable amounts
	Brazil (*)	Mexico	Colombia	Peru	Chile	Argentina

December 2017	879,303	25,400	59,643	226,881	60,607	90,143

(*) The total recoverable amount of is composed by 33,618 thousand U.S. dollars from the acquisition of RBrasil, 140,373 thousand U.S. dollars from the acquisition of Interfile and 705,312 thousand from Atento Brasil.

In the event of a 10% increase or decrease in the discount rate used to calculate the recoverable amount of the CGUs in each country, with the other variables remaining unchanged, the recoverable amount would still be higher than the corresponding carrying amount. Management also considers that the appearance of potential competitors in the market in which the Atento Group operates could negatively affect the growth of its CGUs. In addition, if as a result of a fall in demand or an increase in costs, results before amortization/depreciation, finance cost and taxes margin (EBITDA margin) used for estimating cash flow were to keep constant for the five years in each country, with all other variables remaining unchanged, the recoverable amount from each cash generating unit would continue to be higher than its corresponding carrying amount.

In addition to the above, specifically for certain countries, the following assumptions were used:

Cash flow for the Brazil, Mexico, Spain, Colombia, Peru Chile and Argentina CGUs were estimated based on growth projections considering past business performance, using predicted inflation levels taken from external sources. For calculations regarding the Spanish CGU, negative and positive business forecasts were used which contemplate macroeconomic trends and changes in the environment.